Commitments And Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Commitment for maintenance and licence fees for equipment, period	15
Repairs and maintenance expense	$ 84	$ 84
Rental expense	164	$ 153
Capital commitments	181
Guarantee instruments	6
Additional liability recorded as guarantees	$ 0
Minimum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	2
Maximum [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Indemnification period	4